Share-based compensation (Details) $ / shares in Units, ¥ in Thousands			12 Months Ended
	Jun. 30, 2014	Aug. 18, 2006 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) plan shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($) $ / shares shares
Share-based compensation
Number of share-based compensation plans | plan				2
Weighted Average Fair Value
Share-based compensation, income tax benefit | $			$ 0		$ 0		$ 0
2006 Stock Incentive Plan (the "Plan")
Share-based compensation
Shares approved for issuance | shares		8,656,000
Share-based compensation, authorized percentage of additional share capital issued following effective date of plan		10.00%
Options
Share-based compensation
Recognized pre-tax charge included in selling, general, and administrative expenses and manufacturing overhead | ¥				¥ 2,253		¥ 8,865		¥ 14,544
Recognized pre-tax charge capitalized in cost of inventory | ¥				0		0		3
Weighted-average grant-date fair value of options granted (in dollars per share) | $ / shares							$ 1.88
Forfeitures, measured at grant date fair value | ¥				¥ 682		¥ 895		¥ 774
Forfeiture rate (as a percent)			12.71%	12.71%	11.12%	11.12%	10.05%	10.05%
Total unrecognized compensation cost | ¥				¥ 233		¥ 4,362		¥ 13,781
Weighted-average period for recognition of unrecognized compensation cost			3 months	3 months
Fair value assumptions for options granted to employees
Weighted average expected option life							6 years	6 years
Shares
Outstanding at the beginning of the period (in shares) | shares			5,019,500	5,019,500	5,676,300	5,676,300	2,581,550	2,581,550
Granted (in shares) | shares			0	0	0	0	3,660,000	3,660,000
Forfeited (in shares) | shares			(103,000)	(103,000)	(516,800)	(516,800)	(296,500)	(296,500)
Exercised (in shares) | shares					(140,000)	(140,000)	(268,750)	(268,750)
Outstanding at the end of the period (in shares) | shares			4,916,500	4,916,500	5,019,500	5,019,500	5,676,300	5,676,300	2,581,550
Exercisable at the end of the period (in shares) | shares			3,911,500	3,911,500
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | $ / shares			$ 3.24		$ 3.21		$ 4.79
Granted (in dollars per share) | $ / shares							1.88
Forfeited (in dollars per share) | $ / shares			1.84		3.02		2.21
Exercised (in dollars per share) | $ / shares					1.37		1.37
Outstanding at the end of the period (in dollars per share) | $ / shares			3.27		$ 3.24		$ 3.21		$ 4.79
Exercisable at end of the period (in dollars per share) | $ / shares			$ 3.62
Weighted Average Remaining Contractual Life (Year)
Outstanding at the end of the period			5 years 6 months 29 days	5 years 6 months 29 days	6 years 6 months 29 days	6 years 6 months 29 days	7 years 7 months 2 days	7 years 7 months 2 days	6 years 4 months 24 days
Exercisable at the end of the period			5 years 2 months 1 day	5 years 2 months 1 day
Intrinsic Value
Outstanding at the beginning of the period | $			$ 172,000		$ 279,000		$ 612,000
Outstanding at the end of the period | $					172,000		279,000		$ 612,000
Total intrinsic value of options exercised | $			$ 0		$ 100,000		$ 186,000
Options | Minimum
Fair value assumptions for options granted to employees
Average risk-free rate (as a percent)							1.80%	1.80%
Volatility rate (as a percent)							56.22%	56.22%
Options | Maximum
Fair value assumptions for options granted to employees
Average risk-free rate (as a percent)							2.01%	2.01%
Volatility rate (as a percent)							100.06%	100.06%
Options | 2014 Plan
Share-based compensation
Share-based compensation, authorized percentage of share capital issued and outstanding following effective date of plan	10.00%
Award pool as maximum percentage of issued and outstanding shares requiring automatic increase to award pool	1.00%
Award pool as percentage of issued and outstanding shares after required automatic increase to award pool	10.00%
Restricted share units ("RSU")
Share-based compensation
Recognized pre-tax charge included in selling, general, and administrative expenses and manufacturing overhead | ¥				¥ 0		¥ 540		¥ 1,737
Total unrecognized compensation cost | ¥				¥ 0		¥ 0		¥ 536
Shares
Nonvested at the beginning of the period (in shares) | shares			691,110	691,110	958,610	958,610	1,016,110	1,016,110
Granted (in shares) | shares							90,000	90,000
Vested (in shares) | shares					(267,500)	(267,500)	(85,000)	(85,000)
Forfeited (in shares) | shares							(62,500)	(62,500)
Nonvested at the end of the period (in shares) | shares			691,110	691,110	691,110	691,110	958,610	958,610	1,016,110
Weighted Average Fair Value
Nonvested at the beginning of the period (in dollars per share) | $ / shares			$ 4.82		$ 4.62		$ 4.95
Granted (in dollars per share) | $ / shares							1.99
Vested (in dollars per share) | $ / shares					2.50		5.11
Forfeited (in dollars per share) | $ / shares							5.52
Nonvested at the end of the period (in dollars per share) | $ / shares			$ 4.82		$ 4.82		$ 4.62		$ 4.95
Fair value of shares vested | ¥				¥ 0		¥ 1,945		¥ 1,000